Subsequent Events	3 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
Subsequent Events	Subsequent EventOn May 12, 2022, the Company issued secured convertible notes and warrants to certain investors in the aggregate principal amount of $81.5 million. The notes mature in 2026 and bear interest at a rate of 9.5% per annum if paid in cash or, subject to the satisfaction of certain conditions, at a rate of 12.0% per annum payable at a rate of 5.75% per annum in cash and 6.25% per annum through the issuance of additional Notes, which will also bear interest.